FINANCIAL INSTRUMENTS - Narrative (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2022 USD ($) derivative_instrument	Dec. 31, 2021 USD ($)
Derivative [Line Items]
Number of interest rate derivatives entered into | derivative_instrument	19
Derivative, notional amount	$ 849,688
Interest rate swap
Derivative [Line Items]
Derivative, notional amount	849,700	$ 677,800
Derivative liability	0	4,800
Derivative asset	$ 49,900	$ 5,900
Terminated interest rate swap agreements
Derivative [Line Items]
Number of interest rate derivatives entered into | derivative_instrument	3
Derivative, notional amount	$ 125,000
Derivative, average fixed interest rate	1.43%
Derivative, term	2 years 7 months 6 days
Derivative instrument 18 and 19
Derivative [Line Items]
Number of interest rate derivatives entered into | derivative_instrument	2
Derivative, term	10 years
Derivative instrument 18
Derivative [Line Items]
Derivative, notional amount	$ 25,000
Derivative, fixed interest rate	1.09%
Derivative Instrument 19
Derivative [Line Items]
Derivative, notional amount	$ 75,000
Derivative, fixed interest rate	2.75%